UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/18 (Unaudited)

CONVERTIBLE BONDS AND NOTES (43.0%)(a)
			Principal amount	Value

Basic materials (0.7%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20, (Mexico)			$455,000	$451,343

Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23			491,000	481,440

				932,783
Capital goods (2.4%)

Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes 2.25%, 12/15/23			386,000	500,656

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			535,000	620,520

Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24			470,000	530,713

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			385,000	297,172

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22			453,000	515,601

Kaman Corp. cv. sr. unsec. notes 3.25%, 5/1/24			449,000	556,258

				3,020,920
Communication services (1.8%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			1,875,000	1,662,788

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default)(NON)(F)			1,160,000	116

RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23			524,000	581,855

				2,244,759
Communications equipment (0.7%)

Ciena Corp. cv. sr. unsec. notes 4.00%, 12/15/20			618,000	822,957

				822,957
Components (0.3%)

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			427,000	386,246

				386,246
Computers (3.6%)

Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.125%, 5/1/25			534,000	541,339

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			225,000	194,625

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			435,000	636,475

HubSpot, Inc. cv. sr. unsec. notes 0.25%, 6/1/22			441,000	615,985

Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23			387,000	494,658

RealPage, Inc. cv. sr. unsec. notes 1.50%, 11/15/22			587,000	876,715

Vocera Communications, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/23			425,000	446,446

Western Digital Corp. 144A cv. company guaranty sr. unsec. notes 1.50%, 2/1/24			676,000	699,501

				4,505,744
Consumer cyclicals (6.2%)

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			416,860	769,649

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			535,000	656,014

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			710,000	733,652

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			510,000	629,697

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			404,000	420,694

Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 2.50%, 3/15/23			559,000	560,193

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			577,000	513,437

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 0.35%, 6/15/20			710,000	1,149,325

Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22			152,000	387,119

Square, Inc. 144A cv. sr. unsec. notes 0.50%, 5/15/23			714,000	748,971

Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			1,150,000	1,158,432

				7,727,183
Consumer staples (2.1%)

Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23			349,000	419,868

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22			455,000	543,295

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			617,000	604,147

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			695,000	729,970

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22			297,000	328,453

				2,625,733
Electronics (7.2%)

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			440,000	1,173,630

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27			2,731,000	3,471,812

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			1,115,000	2,198,490

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23			402,000	564,011

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			357,000	523,481

OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22			551,000	507,748

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			323,000	613,257

				9,052,429
Energy (2.4%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 5.50%, 9/15/26			1,175,000	1,133,955

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			426,000	550,245

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3.00%, 11/15/28			621,000	599,923

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			770,000	727,893

				3,012,016
Financials (2.8%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)			526,000	512,452

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37			275,000	350,266

IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)			604,000	659,053

JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23			710,000	704,597

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			431,000	470,059

TCP Capital Corp. cv. sr. unsec. bonds 5.25%, 12/15/19			827,000	853,677

				3,550,104
Health care (5.6%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24			730,000	723,472

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18			655,000	653,824

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/18, (China) (In default)(NON)(F)			763,000	48,832

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/17/18, (China) (In default)(NON)(F)			445,000	24,920

Clovis Oncology, Inc. cv. sr. unsec. notes 1.25%, 5/1/25			490,000	459,309

Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25			358,000	355,579

Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 2.25%, 6/15/22			345,000	457,125

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21, (Ireland)			951,000	1,022,180

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22			705,000	819,918

Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24			410,000	589,657

Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22			614,000	579,657

Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.625%, 4/1/23			539,000	632,458

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22			460,000	625,287

				6,992,218
Semiconductor (2.6%)

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			395,000	545,100

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			465,000	545,494

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			125,000	324,688

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			228,000	1,348,623

Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23			410,000	549,577

				3,313,482
Software (1.7%)

Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22			440,000	644,463

Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23			655,000	863,231

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22			517,000	571,075

				2,078,769
Technology services (2.1%)

Carbonite, Inc. cv. sr. unsec. unsub. notes 2.50%, 4/1/22			435,000	701,884

J2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29			590,000	786,747

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			285,000	424,963

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			760,000	715,833

				2,629,427
Transportation (0.8%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24			614,000	585,450

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			462,000	445,386

				1,030,836

Total convertible bonds and notes (cost $49,798,951)				$53,925,606

CORPORATE BONDS AND NOTES (38.2%)(a)
			Principal amount	Value

Basic materials (5.8%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$50,000	$52,513

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			85,000	92,625

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			50,000	50,500

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			125,000	119,375

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			100,000	107,250

ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)			120,000	139,200

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			100,000	92,000

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			100,000	103,470

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			145,000	150,981

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			160,000	155,000

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			210,000	210,788

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			175,000	171,892

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			115,000	113,563

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			280,000	274,932

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			400,000	405,000

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			105,000	87,150

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			40,000	38,900

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			80,000	85,800

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			70,000	73,520

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			180,000	170,550

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			140,000	138,950

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			60,000	61,275

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			55,000	51,953

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			295,000	288,731

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			125,000	120,625

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			110,000	117,975

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			85,000	82,875

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			90,000	94,500

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			125,000	118,125

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			50,000	55,125

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			115,000	127,087

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			60,000	61,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			190,000	186,200

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			34,000	35,700

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			115,000	118,163

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			90,000	88,200

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			75,000	76,313

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			30,000	29,813

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22			45,000	45,563

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			116,000	109,910

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			190,000	186,219

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			110,000	111,375

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			15,000	16,500

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			145,000	148,988

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			95,000	92,506

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			135,000	129,938

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			65,000	66,625

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			125,000	149,688

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			35,000	34,608

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			30,000	28,350

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			80,000	81,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			65,000	66,056

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			45,000	45,464

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			40,000	38,650

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			15,000	16,556

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			125,000	129,375

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26			130,000	128,050

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			70,000	69,125

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			40,000	38,800

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			85,000	83,831

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			170,000	172,763

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			80,000	82,700

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			120,000	119,586

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			75,000	77,906

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			190,000	186,200

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			70,000	72,450

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			140,000	153,650

				7,231,451
Capital goods (2.8%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			90,000	90,000

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			70,000	69,388

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			30,000	28,088

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			105,000	110,381

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26			40,000	40,700

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			200,000	209,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			120,000	124,844

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22			55,000	55,963

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23			35,000	34,650

Berry Global, Inc. 144A notes 4.50%, 2/15/26			40,000	37,400

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			180,000	199,800

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			95,000	98,800

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			170,000	181,050

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24			20,000	19,600

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			85,000	92,225

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			85,000	84,150

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			186,000	188,093

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			110,000	103,263

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			165,000	167,888

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)			160,000	155,200

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			130,000	128,538

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			105,000	108,465

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			85,000	81,813

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			80,000	80,200

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			70,000	67,550

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			15,000	13,683

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			81,000	84,443

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			155,000	147,250

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			90,000	91,296

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			75,000	75,375

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			80,000	81,600

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			95,000	93,575

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)			40,000	37,900

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			105,000	101,850

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26			75,000	72,375

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			140,000	133,350

				3,489,746
Communication services (4.2%)

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			400,000	384,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			35,000	36,925

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			175,000	168,928

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			215,000	216,881

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			90,000	88,173

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			125,000	124,219

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			5,000	4,988

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			25,000	25,313

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			240,000	238,805

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			35,000	34,829

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			235,000	235,588

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			80,000	74,800

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			245,000	231,574

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			50,000	52,750

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			255,000	282,731

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	171,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			210,000	174,500

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			35,000	28,000

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			85,000	76,500

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			135,000	130,781

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			20,000	19,550

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			4,000	4,230

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			250,000	259,375

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			25,000	25,406

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	194,500

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			200,000	198,500

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			225,000	215,438

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			60,000	62,400

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			43,000	44,041

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			330,000	346,335

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			265,000	274,275

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			220,000	229,878

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			55,000	53,969

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			30,000	29,850

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			95,000	88,825

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 1/15/26			55,000	57,406

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			40,000	37,600

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			195,000	197,925

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			90,000	87,075

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			110,000	63,525

				5,271,888
Consumer cyclicals (7.5%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			60,000	57,870

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			75,000	73,031

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			40,000	40,500

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			65,000	63,538

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26			25,000	24,563

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			105,000	106,838

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			60,000	29,400

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			75,000	78,750

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			35,000	35,875

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			40,000	41,600

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			100,000	101,500

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			85,000	86,169

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26			85,000	85,744

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			170,000	163,200

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			40,000	40,300

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			65,000	62,803

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			70,000	70,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			330,000	337,013

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			260,000	250,575

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			145,000	138,475

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			210,000	224,700

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			120,000	131,700

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			45,000	47,306

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			85,000	84,363

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25			80,000	80,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			50,000	49,612

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			80,000	75,600

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	170,000	134,449

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$125,000	127,188

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			70,000	68,338

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			145,000	138,838

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			215,000	207,744

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			130,000	101,725

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			115,000	114,281

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			25,000	23,625

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			230,000	250,125

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			225,000	231,750

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			65,000	67,925

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			55,000	51,150

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			65,000	61,425

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			60,000	59,706

Lennar Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			55,000	56,513

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			50,000	48,625

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			60,000	59,850

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			50,000	51,438

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			75,000	74,288

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			135,000	136,350

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			70,000	72,386

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			65,000	68,819

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			175,000	180,688

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	100,625

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.50%), 10/15/21(PIK)			76,807	54,533

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			60,000	42,900

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			260,000	254,319

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			60,000	57,900

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			75,000	74,398

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			90,000	90,900

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			90,000	85,950

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			160,000	163,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			60,000	59,100

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			100,000	98,520

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			40,000	19,232

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			160,000	184,000

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			90,000	89,550

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			160,000	159,200

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			135,000	136,377

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			340,000	364,653

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			215,000	214,129

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			125,000	127,813

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			110,000	104,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			150,000	145,455

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			170,000	164,050

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			65,000	64,350

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			5,000	5,163

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			110,000	111,513

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			175,000	171,938

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			70,000	65,625

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			10,000	9,175

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			85,000	81,069

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			60,000	54,000

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			100,000	99,470

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			85,000	85,956

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			110,000	101,299

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			175,000	175,875

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			105,000	103,688

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			30,000	29,700

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			95,000	90,013

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			75,000	75,094

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			150,000	148,092

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			195,000	186,469

				9,418,444
Consumer staples (2.1%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			120,000	114,300

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			45,000	44,944

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			85,000	80,538

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			115,000	115,000

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			210,000	224,064

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			220,000	224,950

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			180,000	160,425

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			90,000	88,200

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	100,000	103,565

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$80,000	50,400

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			165,000	172,013

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			230,000	232,588

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			125,000	120,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			90,000	87,975

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			90,000	88,875

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			60,000	56,400

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			130,000	128,863

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			25,000	24,563

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			135,000	128,270

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			85,000	80,759

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28			60,000	60,318

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			215,000	123,088

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			135,000	138,375

				2,648,473
Energy (5.3%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			190,000	199,025

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			30,000	30,450

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			90,000	90,945

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			30,000	30,150

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			60,000	64,650

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			85,000	86,063

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			55,000	48,542

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			250,000	260,938

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			90,000	89,438

Chesapeake Energy Corp. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 3.25%), 5.598%, 4/15/19			40,000	39,900

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27			35,000	34,738

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25			80,000	79,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			75,000	70,500

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			166,000	175,545

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			145,000	143,420

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			100,000	97,784

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			20,000	20,303

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			80,000	81,622

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			145,000	143,550

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			100,000	97,252

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			65,000	60,450

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			107,000	113,688

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			155,000	153,450

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			45,000	43,425

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			150,000	147,375

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			45,000	44,100

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			240,000	224,520

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			115,000	109,538

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			67,000	65,660

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			98,000	76,959

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			65,000	46,963

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			30,000	29,700

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26			85,000	86,488

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26			105,000	100,538

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			135,000	135,675

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			155,000	154,806

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			150,000	143,250

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26			75,000	74,063

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			45,000	35,606

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			15,000	13,538

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			35,000	31,588

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			60,000	60,131

Murray Energy Corp. 144A notes 11.25%, 4/15/21			110,000	46,750

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			130,000	123,175

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			170,000	178,075

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			55,000	56,581

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			70,000	65,625

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			40,000	40,750

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			10,000	10,200

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			138,000	140,070

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26			85,000	85,638

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			85,000	81,175

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			100,000	102,750

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			55,000	57,019

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			80,000	80,762

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			5,000	4,663

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25			40,000	37,800

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24			85,000	88,188

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			40,000	40,750

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			75,000	72,281

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			35,000	36,488

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			105,000	11

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			115,000	12

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			85,000	86,488

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			50,000	46,875

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			60,000	61,050

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			35,000	35,525

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			50,000	50,750

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			80,000	77,300

Talos Production, LLC/Talos Production Finance, Inc. 144A company guaranty notes 11.00%, 4/3/22			171,065	178,335

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			65,000	62,969

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			150,000	140,955

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.875%, 4/15/26			30,000	30,141

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			110,000	104,775

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			120,000	123,600

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			80,000	79,200

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			45,000	43,875

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			140,000	137,200

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			25,000	24,250

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26			60,000	61,425

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			45,000	58,500

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			15,000	17,025

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26			45,000	44,915

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			25,000	26,250

				6,675,992
Financials (3.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			105,000	105,525

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			120,000	123,900

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			220,000	264,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			60,000	64,351

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			120,000	122,340

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			65,000	66,690

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			100,000	126,250

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			55,000	56,513

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			50,000	53,063

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			50,000	53,104

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			22,500	22,584

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			75,000	75,656

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			60,000	60,900

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			55,000	55,894

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			125,000	124,375

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			155,000	155,775

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			50,000	51,875

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			55,000	55,138

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			110,000	138,157

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			60,000	57,636

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)			55,000	54,705

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25			75,000	74,813

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			115,000	114,391

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			70,000	74,550

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26			100,000	100,080

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			65,000	66,463

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			60,000	61,425

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			65,000	66,219

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			95,000	95,950

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			9,000	8,685

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			60,000	64,220

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			40,000	40,000

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			40,000	38,850

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			45,000	53,775

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24			110,000	110,000

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			249,000	260,516

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			140,000	134,750

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			45,000	45,450

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			35,000	31,413

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			130,000	131,300

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			120,000	116,400

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			170,000	212,288

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			85,000	84,575

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			95,000	96,900

Starwood Property Trust, Inc. sr. unsec. notes 5.00%, 12/15/21(R)			55,000	55,825

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			105,000	101,063

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			90,000	91,125

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23			90,000	90,113

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			60,000	60,300

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			95,000	95,713

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25			160,000	150,622

				4,616,205
Health care (3.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			135,000	127,238

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			150,000	128,766

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			55,000	52,800

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			110,000	115,638

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			110,000	111,100

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26			40,000	40,428

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			115,000	107,238

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			275,000	144,375

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			85,000	71,400

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			175,000	10,500

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			210,000	154,875

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			160,000	118,800

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			100,000	99,625

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			200,000	209,000

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			185,000	172,513

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			65,000	65,163

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			30,000	32,738

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			135,000	135,709

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			80,000	88,600

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			125,000	100,156

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			75,000	74,993

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			20,000	19,000

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			165,000	163,048

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			110,000	111,375

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			30,000	28,605

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			255,000	257,231

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			110,000	111,375

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			140,000	144,550

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			60,000	62,775

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)			200,000	202,967

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			30,000	29,438

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			95,000	99,715

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			80,000	83,700

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			175,000	161,875

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			225,000	212,625

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			10,000	9,910

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			160,000	167,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			35,000	36,372

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27			85,000	86,488

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			50,000	49,875

				4,200,179
Technology (2.1%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			300,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			375,000	402,924

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			130,000	136,530

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			20,000	20,533

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			120,000	125,724

First Data Corp. 144A notes 5.75%, 1/15/24			175,000	175,656

First Data Corp. 144A sr. notes 5.375%, 8/15/23			105,000	106,481

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			225,000	228,938

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			155,000	155,775

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			105,000	106,706

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			60,000	60,975

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			45,000	42,356

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			150,000	137,813

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			90,000	112,127

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			170,000	169,150

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			165,000	183,101

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			135,000	130,822

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			170,000	166,175

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			125,000	122,969

				2,584,755
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			145,000	148,444

				148,444
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			270,000	272,700

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			45,000	45,225

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			40,000	40,000

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			45,000	44,325

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			175,000	159,250

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			85,000	80,325

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			25,000	24,875

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			95,000	103,768

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			180,000	193,275

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			55,000	60,363

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			135,000	140,063

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			45,000	45,619

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (In default)(NON)			100,000	52,500

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			95,000	85,500

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			90,000	96,525

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			120,000	123,900

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			40,000	39,600

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			60,000	450

				1,608,263

Total corporate bonds and notes (cost $48,763,020)				$47,893,840

CONVERTIBLE PREFERRED STOCKS (13.0%)(a)
			Shares	Value

Basic materials (—%)

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)			65,720	$657

				657
Capital goods (1.0%)

Belden, Inc. $6.75 cv. pfd.			5,761	450,525

Rexnord Corp. Ser. A, $2.875 cv. pfd.			13,732	856,273

				1,306,798
Communication services (1.8%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			21,872	1,099,304

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.			1,119	1,167,430

				2,266,734
Consumer cyclicals (0.7%)

Stanley Black & Decker, Inc. $5.375 cv. pfd.			7,964	846,818

				846,818
Energy (0.9%)

Hess Corp. $4.00 cv. pfd.			15,490	1,057,347

Nine Point Energy 6.75% cv. pfd.			24	26,484

				1,083,831
Financials (5.0%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			14,245	499,745

AMG Capital Trust II $2.575 cv. pfd.			14,140	839,247

Bank of America Corp. Ser. L, 7.25% cv. pfd.			993	1,256,890

EPR Properties Ser. C, $1.438 cv. pfd.(R)			37,670	986,954

iStar, Inc. Ser. J, $2.25 cv. pfd.(R)			7,445	348,013

RLJ Lodging Trust Ser. A, $0.488 cv. pfd.			37,550	960,529

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			585	733,912

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)			12,177	700,829

				6,326,119
Health care (1.2%)

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.			24,930	1,445,110

				1,445,110
Technology (0.8%)

Mandatory Exchangeable Trust Securities 144A $5.75 cv. pfd.			4,456	988,685

				988,685
Utilities and power (1.6%)

DTE Energy Co. $3.25 cv. pfd.			16,040	826,645

NextEra Energy, Inc. $3.062 cv. pfd.			15,700	891,193

Vistra Energy Corp. $7.00 cv. pfd.(NON)			3,046	299,422

				2,017,260

Total convertible preferred stocks (cost $14,609,429)				$16,282,012

COMMON STOCKS (1.6%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A (Units)(F)			199,505	$1,197

Ally Financial, Inc.			4,660	119,529

Avaya Holdings Corp.(NON)			4,326	95,475

Bank of America Corp.			8,630	250,615

Berry Plastics Group, Inc.(NON)			1,830	88,371

Caesars Entertainment Corp.(NON)			944	11,470

Charter Communications, Inc. Class A(NON)			245	63,955

CIT Group, Inc.			1,606	80,188

Crown Holdings, Inc.(NON)			1,030	44,640

Danaher Corp.			1,805	179,200

Halcon Resources Corp.(NON)			5,898	28,546

Lennar Corp. Class A			10,821	559,879

Lennar Corp. Class B			216	8,938

Live Nation Entertainment, Inc.(NON)			900	38,367

MWO Holdings, LLC (Units)(F)			39	3,159

Nine Point Energy(F)			1,190	16,374

SandRidge Energy, Inc.(NON)			2,270	33,006

Seven Generations Energy, Ltd. Class A (Canada)(NON)			2,990	38,695

T-Mobile US, Inc.(NON)			3,319	184,868

Talos Energy, Inc.(NON)			3,230	103,748

Tervita Corp. Class A (Canada)			127	882

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			1,028	535

U.S. Concrete, Inc.(NON)			884	53,880

Total common stocks (cost $2,080,778)				$2,005,517

SENIOR LOANS (—%)(a)(c)
			Principal amount	Value

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			$55,000	$54,588

Total senior loans (cost $54,932)				$54,588

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	1,601	$1,047

Total warrants (cost $—)				$1,047

SHORT-TERM INVESTMENTS (4.1%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.94%(AFF)			5,146,482	$5,146,482

Total short-term investments (cost $5,146,482)				$5,146,482

TOTAL INVESTMENTS

Total investments (cost $120,453,592)				$125,309,092

FORWARD CURRENCY CONTRACTS at 5/31/18 (aggregate face value $308,639) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	6/20/18	$118,801	$126,052	$7,251
Citibank, N.A.
	Canadian Dollar	Sell	7/18/18	20,153	20,318	165
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/18/18	160,998	162,269	1,271

Unrealized appreciation						8,687

Unrealized (depreciation)						—

Total						$8,687
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2017 through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,462,067.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/18

Short-term investments
	Putnam Short Term Investment Fund**	$2,900,362	$21,078,840	$18,832,720	$38,055	$5,146,482

	Total Short-term investments	$2,900,362	$21,078,840	$18,832,720	$38,055	$5,146,482
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$53,880	$—	$—
Capital goods	133,011	—	—
Communication services	248,823	—	1,197
Conglomerates	179,200	—	—
Consumer cyclicals	618,654	—	—
Energy	203,995	882	19,533
Financials	450,332	—	—
Technology	95,475	—	—
Utilities and power	—	535	—
Total common stocks	1,983,370	1,417	20,730
Convertible bonds and notes	—	53,851,738	73,868
Convertible preferred stocks	960,529	15,320,826	657
Corporate bonds and notes	—	47,893,817	23
Senior loans	—	54,588	—
Warrants	1,047	—	—
Short-term investments	5,146,482	—	—

Totals by level	$8,091,428	$117,122,386	$95,278

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$8,687	$—

Totals by level	$—	$8,687	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$8,687	$—
Equity contracts	1,047	—

Total	$9,734	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$320,000
Warrants (number of warrants)		1,601

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 19, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 19, 2018